United States
Securities And Exchange Commission
Washington, D.C.  20549


Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   09/30/2009

Check here if Amendment [  ];   Amendment Number: ___________
  This Amendment (Check only one.):      [  ] is a restatement.
  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yale Capital Corp.
Address: 111 Second Avenue NE Suite 503
         St. Petersburg,  FL  33701

Form 13F File Number:   28-11437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

For clarification: In previous filings, Berkshire Hathaway Class A shares were listed as 1/100 shares; for example, 2700 shares would reflect the ownership of 27 full shares. Going forward, shares will be listed as full shares. Amendments will be filed for previous quarters changing the 1/100 share reporting with full shares.
Issuer descriptions will also change:
from 1/100 Berkshire Hathaway CL A to Berkshire Hathaway CL A.

Person Signing this Report on Behalf of Reporting manger:

Name:    Catherine Cheshire
Title:   CCO
Phone:   727-823-0006

Signature, Place and Date of Signing:

Catherine Cheshire      St. Petersburg, Florida   	     10/30/2009
[Signature]                       [City,State]                 [Date]

Report Type (Check only one.):

[X]  13F Holdings Report.

[  ]  13F Notice.

[  ]  13F Combination Report.




Form 13F Summary Page



Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   164

Form 13F Information Table Value Total:   $198,844 (valuex1000)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed.




FORM 13F INFORMATION TABLE
													        Voting Authority
Name of Issuer				Title	CUSIP		Value 	SHRS/	SH/  Put/      Invest  Other    Sole  Shared None
					Of			(x1000)	PRIN	PRN  call      Disc    Mana-
					Class							       gers
----------------------------------------------------------------------------------------------------------------------------------
3M Company  				COM	88579Y101   	418	5664	SH		Sole		5664
99 Cents Only Stores   			COM	65440k106   	138	10252	SH		Sole		10252
A T & T Corp New   			COM	00206R102   	551	20395	SH		Sole		20395
Agree Realty Corp  			COM	8492100		381	16605	SH		Sole		16605
Alliance Holdings GP LP        COM UNITS LP	01861G100   	286	13910	SH		Sole		13910
Alliancebernstein Incm    		COM	01881E101	109	13185	SH		Sole		13185
Altria Group Inc   			COM	02209S103   	923	51830	SH		Sole		51830
AmeriGas Partners LP   	       UNIT L P INT	30975106	614	17025	SH		Sole		17025
Anadarko Petroleum Corp   		COM	32511107	1643	26189	SH		Sole		26189
Apache Corp 				COM	37411105	2015	21940	SH		Sole		21940
Apple Computer Inc 			COM	37833100	508	2741	SH		Sole		2741
Avon Products Inc  			COM	54303102	712	20975	SH		Sole		20975
Barclays Bank   	     SP ADR 7.1%PF3	06739H776   	1114	49960	SH		Sole		49960
Baytex Energy TRUST    	         TRUST UNIT	73176109	1123	50945	SH		Sole		50945
Berkshire Hathway Cl A  	       CL A	84670108	2727	27	SH		Sole		27
Berkshire Hathaway Cl B   	       CL B	84670207	4489	1351	SH		Sole		1351
Boardwalk Pipeline Ptnrs     UT LTD PARTNER	96627104	1917	77235	SH		Sole		77235
Bt Group Plc Adr   			ADR	05577E101 	210	10100	SH		Sole		10100
Buckeye GP Holdings    	       COM UNITS LP	118167105	663	27520	SH		Sole		27520
Buckeye Partners Uts LP      UNIT LTD PARTN	118230101	737	15219	SH		Sole		15219
C H Robinson Worldwd New            COM NEW  	12541W209   	301	5204	SH		Sole		5204
Centurytel Inc     			COM	156700106	984	29290	SH		Sole		29290
Chevrontexaco Corp 			COM	166764100	928	13170	SH		Sole		13170
Coca Cola Company  			COM	191216100	768	14303	SH		Sole		14303
Cohen & Steers Select Fund    		COM	19248A109   	200	14450	SH		Sole		14450
Consolidated Edison Inc   		COM	209115104	223	5440	SH		Sole		5440
Constellation Energy Co   		COM	210371100	471	14550	SH		Sole		14550
Copano Energy Llc  		  COM UNITS	217202100	1956	107485	SH		Sole		107485
Dcp Midstream Partners       COM UT LTD PTN	23311P100   	604	24300	SH		Sole		24300
Devon Energy Cp New    			COM	25179M103   	1339	19890	SH		Sole		19890
Dover Corporation  			COM	260003108	559	14410	SH		Sole		14410
Du Pont E I De Nemour&Co  		COM	263534109	264	8220	SH		Sole		8220
Duke Energy Corporation   		COM	26441C105   	1563	99329	SH		Sole		99329
Duncan Energy Ptnrs LP    	  COM UNITS	265026104   	281	14085	SH		Sole		14085
Eaton Corporation  			COM	278058102	455	8045	SH		Sole		8045
Eli Lilly & Company    			COM	532457108	467	14145	SH		Sole		14145
Emerson Electric Co    			COM	291011104	284	7080	SH		Sole		7080
Enbridge Energy Mgmt          SHS UNITS LLI	29250X103   	1817	40298	SH		Sole		40298
Enbridge Energy Ptnrs LP  		COM	29250R106   	5499	122027	SH		Sole		122027
Energizer Holding Inc  			COM	29266R108   	227	3419	SH		Sole		3419
Energy Transfer Equity       COM UT LTD PTN	29273V100   	1606	57350	SH		Sole		57350
Energy Transfer Partners     UNIT LTD PARTN	29273R109   	6666	156670	SH		Sole		156670
Enerplus Resources Fund New   UNIT TR G NEW	29274D604   	942	41150	SH		Sole		41150
Entergy Corp New   			COM	29364G103   	218	2730	SH		Sole		2730
Enterprise Grp Hldgs Lp   	UNIT LP INT	293716106	1145	38700	SH		Sole		38700
Enterprise Prd Prtnrs LP  		COM	293792107	7901	279003	SH		Sole		279003
Entertainment Propertys Tr   COM SH BEN INT	29380T105   	863	25280	SH		Sole		25280
Equity Residential Properties 	 SH BEN INT	29476L107   	3349	109091	SH		Sole		109091
Europe 2001 HOLDRS 	     DEPOSITRY RCPT	29875G105   	532	8700	SH		Sole		8700
Exxon Mobil Corporation   		COM	30231G102   	627	9138	SH		Sole		9138
F P L Group Incorporated  		COM	302571104	304	5511	SH		Sole		5511
Family Dollar Stores Inc  		COM	307000109	291	11005	SH		Sole		11005
Ferrellgas Partners LP        UNIT LTD PART	315293100	4840	242954	SH		Sole		242954
General Electric Company  		COM	369604103	787	47923	SH		Sole		47923
Genesis Energy Lp  	     UNIT LTD PARTN	371927104	307	19075	SH		Sole		19075
Goldman Sachs Group Inc   	        COM	38141G104   	1856	10070	SH		Sole		10070
Halliburton Co Hldg Co    	        COM	406216101	254	9380	SH		Sole		9380
HCP Inc.    				COM	40414L109   	370	12875	SH		Sole		12875
Healthcare Realty Trust   		COM	421946104	578	27373	SH		Sole		27373
Heinz H J Co    			COM	423074103	733	18430	SH		Sole		18430
Inergy Holdings Lp 			COM	45661Q107   	794	17120	SH		Sole		17120
Ingersoll Rand Co Cl A       CL A - DELETED	G4776G101   	430	14025	SH		Sole		14025
International Business Machine   	COM	459200101	322	2692	SH		Sole		2692
iShares Dow Jones Select     DJ SEL DIV INX	464287168	340	8245	SH		Sole		8245
iShares FTSE/Xinhua China 25 FTSE XNHUA IDX	464287184	663	16210	SH		Sole		16210
iShares MSCI Brazil Index 	MSCI BRAZIL	464286400	259	3831	SH		Sole		3831
iShares MSCI EAFE  	      MSCI EAFE IDX	464287465	1612	29476	SH		Sole		29476
iShares MSCI Hong Kong Index MSCI HONG KONG	464286871	461	29690	SH		Sole		29690
iShares MSCI Japan Index  	 MSCI JAPAN	464286848	819	82350	SH		Sole		82350
iShares MSCI Korea Index       MSCI S KOREA	464286772	467	9865	SH		Sole		9865
iShares MSCI Mexico Index   MSCI MEX INVEST	464286822	383	8768	SH		Sole		8768
iShares MSCI Singapore       MSCI SINGAPORE	464286673	198	18450	SH		Sole		18450
Ishares Pharmaceutical       DJ PHARMA INDX	464288836	273	5175	SH		Sole		5175
iShares S&P Midcap/BARRA Grw S&P MC 400 GRW	464287606	1137	15420	SH		Sole		15420
iShares S&P Midcap/BARRA Val S&P MIDCP VALU	464287705	2201	34945	SH		Sole		34945
iShares S&P Smallcap/BARRA   S&P SMLCP GROW	464287887	1060	19601	SH		Sole		19601
iShares S&P Smallcap/BARRA   S&P SMLCP VALU	464287879	1309	23323	SH		Sole		23323
iShares Tr Gs Investop Corp  IBOXX INV CPBD	464287242	343	3215	SH		Sole		3215
iShares Tr Lehman Tips      BARCLYS TIPS BD	464287176	1372	13340	SH		Sole		13340
Ishares Tr Russell 	     RUSL 2000 GROW	464287648	332	5075	SH		Sole		5075
Ishares Tr S&P Smallcap      S&P SMLCAP 600	464287804	326	6225	SH		Sole		6225
Ishares TRUST   	      HIGH YLD CORP	464288513	251	2910	SH		Sole		2910
Jacobs Engineering Group  		COM	469814107	228	4966	SH		Sole		4966
Johnson & Johnson  			COM	478160104	854	14031	SH		Sole		14031
JP Morgan Chase & Co   			COM	46625H100   	2014	45950	SH		Sole		45950
K Sea Transn Partners Lp  		COM	48268Y101   	1234	61190	SH		Sole		61190
Kinder Morgan Energy LP      UT LTD PARTNER	494550106	17623	326237	SH		Sole		326237
Kinder Morgan Mgmt Llc    		SHS	49455U100   	1918	40497	SH		Sole		40497
King Pharmaceuticals Inc  		COM	495582108	162	15000	SH		Sole		15000
Kraft Foods Inc    		       CL A	50075N104   	333	12668	SH		Sole		12668
Lauder Estee Co Inc Cl A  	       CL A	518439104	268	7227	SH		Sole		7227
Liberty Property Trust    	 SH BEN INT	531172104	227	6985	SH		Sole		6985
Linn Energy 		      UNIT LTD LIAB	536020100	6748	294660	SH		Sole		294660
Loews Corporation  			COM	540424108	536	15650	SH		Sole		15650
Lorillard Inc   			COM	544147101	289	3885	SH		Sole		3885
Magellan Midstream Ptnrs     COM UNIT RP LP	559080106	2061	54814	SH		Sole		54814
Markwest Energy Ptnr Lp      UNIT LTD PARTN	570759100	800	33850	SH		Sole		33850
Mc Donalds Corp    			COM	580135101	555	9720	SH		Sole		9720
Merck & Co Inc     			COM	589331107	441	13955	SH		Sole		13955
Metlife Inc 				COM	59156R108   	270	7100	SH		Sole		7100
Morgan Stanley China Fund 		COM	617468103	268	8315	SH		Sole		8315
Nationwide Health Propertys   		COM	638620104	1788	57685	SH		Sole		57685
Natural Resource Ptnr LP       COM UNIT L P	63900P103   	668	32005	SH		Sole		32005
Nucor Corp  				COM	670346105	232	4932	SH		Sole		4932
Nustar Energy Lp   		   UNIT COM	67058H102   	2371	45740	SH		Sole		45740
Nustar Gp Holdings Llc       UNIT RESTG LLC	67059L102   	260	10475	SH		Sole		10475
Nyse Group Inc     			COM	629491101   	268	9265	SH		Sole		9265
Oneok Partners LP  	     UNIT LTD PARTN	68268N103   	6157	116359	SH		Sole		116359
Oracle Corporation 			COM	68389X105   	203	9728	SH		Sole		9728
Pengrowth Energy TRUST A  	TR UNIT NEW	706902509	366	34870	SH		Sole		34870
Penn Virginia Gp Hldg Lp     COM UNIT R LIM	70788P105   	191	14925	SH		Sole		14925
Penn Virginia Res Partners    		COM	707884102	5370	313315	SH		Sole		313315
Penn West Energy TRUST    	    TR UNIT 	707885109	741	46777	SH		Sole		46777
Pfizer Incorporated    			COM	717081103	205	12401	SH		Sole		12401
Philip Morris Intl Inc    		COM	718172109	775	15895	SH		Sole		15895
Plains All American Pipeline UNIT LTD PARTN	726503105	6057	130840	SH		Sole		130840
Plum Creek Timber Co   			COM	729251108	242	7890	SH		Sole		7890
Powershs QQQ TRUST Ser    	 UNIT SER 1	73935A104   	347	8212	SH		Sole		8212
Precision Castparts Corp  		COM	740189105	268	2630	SH		Sole		2630
Procter & Gamble   			COM	742718109	544	9400	SH		Sole		9400
Provident Energy TRUST    	    TR UNIT	74386K104   	473	82035	SH		Sole		82035
Public Storage Inc 			COM	74460D109   	312	4145	SH		Sole		4145
Raytheon Company New   		    COM NEW	755111507	319	6646	SH		Sole		6646
Realty Income Corp 			COM	756109104	298	11601	SH		Sole		11601
Regency Energy Partners        COM UNITS LP	75885Y107   	878	44750	SH		Sole		44750
Reynolds American Inc  		        COM	761713106	880	19770	SH		Sole		19770
Schlumberger Ltd   			COM	806857108	304	5100	SH		Sole		5100
Sector Spdr Util Select       SBI INT-UTILS	81369Y886   	315	10725	SH		Sole		10725
Spdr S&P China Etf 	      S&P CHINA ETF	78463X400   	398	5975	SH		Sole		5975
Spectra Energy Corp    			COM	847560109	1905	100595	SH		Sole		100595
Spectra Energy Partners   		COM	84756N109   	1057	43450	SH		Sole		43450
Stanley Works   			COM	854616109	270	6325	SH		Sole		6325
Suburban Propane Partner LP  UNIT LTD PARTN	864482104	323	7715	SH		Sole		7715
Sunoco Logistics Ptnr Lp  	  COM UNITS	86764L108   	627	10585	SH		Sole		10585
Suntrust Banks Inc 			COM	867914103	269	11950	SH		Sole		11950
T C Pipelines LP   	     UT COM LTD PRT	87233Q108   	7014	184090	SH		Sole		184090
Target Corporation 			COM	87612E106	258	5535	SH		Sole		5535
Tata Motors Ltd Adr    	      SPONSORED ADR	876568502	164	12675	SH		Sole		12675
Teekay Lng Partners Lp        PRTNRSP UNITS	Y8564M105   	1917	77240	SH		Sole		77240
Teppco Partners LP  	     UT LTD PARTNER	872384102	7300	210240	SH		Sole		210240
The Charles Schwab Corp   		COM	808513105	345	18000	SH		Sole		18000
Trans1 Inc  				COM	89385X105   	2677	556504	SH		Sole		556504
United Parcel Service B   	       CL B	911312106	4528	80191	SH		Sole		80191
United States Nat Gas Fd  	       UNIT	912318102	172	14635	SH		Sole		14635
United States Steel Corp  		COM	912909108	222	5000	SH		Sole		5000
Van Kampen SR Incm Tr  			COM	920961109	119	30000	SH		Sole		30000
Vanguard Intl Equities VIPERS 	EURPEAN ETF	922042874	1203	24264	SH		Sole		24264
Vanguard Large-Cap Growth VIPE   GROWTH ETF	922908736	435	8835	SH		Sole		8835
Vanguard Large-Cap Value VIPER    VALUE ETF	922908744	442	9600	SH		Sole		9600
Vanguard Mid Cap Growth      MCAP GR IDXVIP	922908538	872	19195	SH		Sole		19195
Vanguard Mid Cap Value       MCAP VL IDXVIP	922908512	719	16877	SH		Sole		16877
Vanguard Small-Cap Growth    SML CP GRW ETF	922908595	1275	22185	SH		Sole		22185
Vanguard Small-Cap Value      SM CP VAL ETF	922908611	1071	20056	SH		Sole		20056
Vanguard Total World   	     TT WRLD ST ETF	922042742	596	14200	SH		Sole		14200
Vanguard Utilities VIPERS     UTILITIES ETF	92204A876   	333	5405	SH		Sole		5405
Verizon Communications    		COM	92343V104   	324	10720	SH		Sole		10720
Vodafone Group New Adr        SPONS ADR NEW	92857W209   	273	12150	SH		Sole		12150
Vornado Realty Trust   		 SH BEN INT	929042109	365	5668	SH		Sole		5668
Wal-Mart Stores Inc    			COM	931142103	747	15215	SH		Sole		15215
Whitney Holding Corp   			COM	966612103	264	27703	SH		Sole		27703
Williams Companies 			COM	969457100	357	20000	SH		Sole		20000
Williams Partners Lp   		COM UNIT LP	96950F104   	510	21900	SH		Sole		21900
Williams Pipeline Ptnrs      COM UNIT LP IN	96950K103   	1509	78740	SH		Sole		78740
Wisdomtree India Earning     INDIA ERNGS FD	97717W422   	334	15890	SH		Sole		15890
